Income Tax Expenses/(Benefits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expenses/(benefits)
Current	$ 18,035	$ 10,344	$ 10,714
Deferred	4,197	(582)	(464)
Total	$ 22,232	$ 9,762	$ 10,250